18. WARRANTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Warrants Details Narrative
Common Stock per share			$ 4.61
Derivative liabilities fair value		$ 12,993,342
Number of Warrants, Exercised	2,340,000	0
Proceeds from transaction	$ 35,100